Execution of Standby Equity Purchase Agreement and Promissory Note (Details) ₪ / shares in Units, ₪ in Thousands, $ in Thousands		6 Months Ended
	Dec. 11, 2023 ILS (₪)	Jun. 30, 2024 ILS (₪) shares	Jun. 30, 2024 USD ($) shares	Mar. 25, 2024 USD ($)	Dec. 11, 2023 USD ($)	Jun. 05, 2023 ₪ / shares	Jun. 05, 2023 USD ($) shares
Execution of Standby Equity Purchase Agreement and Promissory [Line Items]
Commitment amount | $							$ 10,000
Issuance costs (in New Shekels) | ₪	₪ 111
Total purchase price		₪ 10,724	$ 2,745
Practical exercise of commitment amount		6,812	1,719
Bottom of range [Member]
Execution of Standby Equity Purchase Agreement and Promissory [Line Items]
Commitment amount | $				$ 10,000
Top of Range [Member]
Execution of Standby Equity Purchase Agreement and Promissory [Line Items]
Commitment amount | $				$ 15,000
Promissory Note [Member]
Execution of Standby Equity Purchase Agreement and Promissory [Line Items]
Advance commitment amount		₪ 7,170	$ 2,000
Interest rate		8.00%	8.00%
Original issue discount rate		3.00%	3.00%
Repayment of principal and accrued interest		₪ 3,912	$ 1,026
Second Promissory Note [Member]
Execution of Standby Equity Purchase Agreement and Promissory [Line Items]
Interest rate	8.00%				8.00%
Original issue discount rate	3.00%				3.00%
Yorkville [Member]
Execution of Standby Equity Purchase Agreement and Promissory [Line Items]
Advance commitment amount	₪ 3,708				$ 1,000
Ordinary Shares [Member] | Promissory Note [Member]
Execution of Standby Equity Purchase Agreement and Promissory [Line Items]
Number of ordinary shares (in Shares) | shares							5
Par value (in New Shekels per share) | ₪ / shares						₪ 0.01
Ordinary Shares [Member] | SEPA [Member]
Execution of Standby Equity Purchase Agreement and Promissory [Line Items]
Number of ordinary shares (in Shares) | shares		17,375,000	17,375,000
Advance Shares [Member]
Execution of Standby Equity Purchase Agreement and Promissory [Line Items]
Number of ordinary shares (in Shares) | shares		3,475,000	3,475,000